Label	Element	Value
Document And Entity Information Elements	ck0001649227_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 28, 2016
Registrant Name	dei_EntityRegistrantName	Community Development Fund
Central Index Key	dei_EntityCentralIndexKey	0001649227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2016
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016